UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 99.2%
Alabama - 0.5%
	Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA:
$4,940,000	5.500% due 10/1/13 (a)	$5,016,767
8,880,000	5.500% due 10/1/14 (a)	8,997,749
1,000,000	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, 6.450% due 5/15/19 (a)	803,190
4,000,000	Southeast Alabama Gas District, Alabama General System Revenue, AMBAC, 5.625% due 6/1/25 (b)	4,316,160

	Total Alabama	19,133,866

Alaska - 0.7%
22,725,000	Alaska Housing Finance Corp., Home Mortgage Revenue, 5.500% due 12/1/38	19,893,692
2,500,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,072,075
5,000,000	Alaska State Housing Financial Corp., General Housing, MBIA, 5.250% due 12/1/25	4,873,850

	Total Alaska	26,839,617

Arizona - 3.0%
	Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
2,500,000	5.000% due 1/1/31	2,362,575
4,375,000	Refunding, 5.000% due 1/1/23	4,376,400
3,000,000	Arizona Health Facilities Authority, Revenue, Catholic Healthcare West, 6.625% due 7/1/20 (b)	3,261,660
	Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, MBIA:
3,520,000	5.000% due 8/1/18	3,679,174
2,895,000	5.000% due 8/1/20	2,946,415
	Maricopa County, AZ:
1,000,000	GO, Elementary School District, No. 08, Osborne Elementary School District, 7.500% due 7/1/09	1,033,600
	IDA:
500,000	Hospital Facilities Revenue, Samaritan Health Services, MBIA, 7.000% due 12/1/16 (c)	602,540
2,450,000	MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized, 6.000% due 10/20/31	2,117,952
	Mesa, AZ, IDA, Revenue, Discovery Health Systems, MBIA:
14,000,000	5.625% due 1/1/19 (b)	14,682,920
3,000,000	5.625% due 1/1/29 (b)	3,146,340
750,000	Navajo County, AZ, IDA Revenue, Stone Container Corp. Project, 7.400% due 4/1/26 (a)	222,158
	Phoenix, AZ:
1,000,000	Civic Improvement Corp., Wastewater System Revenue, FGIC, 5.000% due 7/1/24	982,970
950,000	IDA, MFH Revenue, Ventana Palms Apartments Project, MBIA, 6.150% due 10/1/29 (b)	1,008,644
	Pima County, AZ:
195,000	IDA, Industrial Revenue Refunding, FSA, 7.250% due 7/15/10	195,698
1,000,000	USD, No. 1, Tucson, FGIC, 7.500% due 7/1/10	1,072,010
84,000	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	85,739
	Salt Verde, AZ Financial Corp., Gas Revenue:
13,275,000	5.500% due 12/1/29	9,806,773
15,750,000	5.000% due 12/1/32	10,455,952

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Arizona - 3.0% (continued)
$57,255,000	5.000% due 12/1/37 (d)	$36,671,255
1,000,000	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, AMBAC, 5.000% due 7/15/22	997,990
	University of Arizona, COP:
5,435,000	AMBAC, 5.000% due 6/1/28	4,988,243
	Unrefunded Balance, University of Arizona Project, AMBAC:
130,000	5.000% due 6/1/19	131,786
60,000	5.000% due 6/1/20	60,420
1,875,000	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, GNMA-Collateralized, 6.100% due 9/20/34 (a)	1,599,863

	Total Arizona	106,489,077

Arkansas - 0.2%
2,000,000	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (b)	2,127,960
4,345,000	Little Rock, AR, School District, GO, Refunding, FSA, 5.500% due 2/1/30	4,344,652

	Total Arkansas	6,472,612

California - 9.6%
6,400,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Refunding Childrens Hospital & Research, 5.000% due 12/1/37	4,695,424
5,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	4,589,550
6,755,000	Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, 5.000% due 4/1/31	6,069,705
4,180,000	Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Area AB, AMBAC, 5.000% due 8/1/23	3,959,129
500,000	California EFA Revenue, 5.625% due 7/1/23	404,000
	California Housing Finance Agency Revenue:
10,000,000	5.000% due 2/1/28 (a)	7,731,400
	Home Mortgage:
7,000,000	4.700% due 8/1/24 (a)	5,277,090
3,500,000	4.700% due 8/1/36 (a)	2,339,295
10,000,000	5.500% due 8/1/38	8,906,400
12,500,000	5.600% due 8/1/38 (a)	9,911,875
5,595,000	5.500% due 8/1/42 (a)	5,178,005
2,100,000	California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC, 5.750% due 9/1/23	2,093,595
4,875,000	California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC, 5.300% due 12/1/21	4,510,935
3,645,000	California State Department of Water Resources, Water Revenue, FSA, 5.125% due 12/1/24	3,663,006
	California Statewide CDA Revenue:
8,550,000	Catholic Healthcare West, 5.500% due 7/1/31	7,207,992
10,000,000	Enloe Medical Center, 5.750% due 8/15/38	8,230,700
55,000,000	St. Joseph Hospital, FGIC, 5.750% due 7/1/47	47,882,450
1,810,000	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, FSA, 5.250% due 6/1/23	1,729,926
16,260,000	Castaic Lake Water Agency, COP, Revenue, MBIA, 5.250% due 8/1/23	16,127,644
3,655,000	Cucamonga County, CA, Water District, COP, FGIC, 5.125% due 9/1/31	3,163,622
24,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (b)	27,432,240
	Imperial Irrigation District Electric Revenue:
7,500,000	5.000% due 11/1/33	6,628,575
15,800,000	5.125% due 11/1/38	13,943,974

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
California - 9.6% (continued)
$3,000,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.250% due 8/1/21	$2,835,480
10,330,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, 5.000% due 11/15/24	7,462,909
	Los Angeles, CA:
11,615,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	11,340,538
31,940,000	Department of Airports Revenue, Los Angeles International Airport, 5.375% due 5/15/30 (a)	25,479,496
	Water & Power Revenue, Power Systems, FSA:
1,500,000	5.000% due 7/1/23	1,471,035
3,920,000	5.000% due 7/1/25	3,770,256
7,850,000	5.000% due 7/1/26	7,478,930
3,500,000	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, FGIC, 5.000% due 10/1/24	3,504,200
	Modesto, CA, Irrigation District, COP, Capital Improvements, FSA:
1,535,000	5.000% due 7/1/20	1,536,243
2,210,000	5.000% due 7/1/21	2,197,690
1,680,000	5.000% due 7/1/22	1,653,926
10,785,000	Novato, CA, USD, FGIC, 5.000% due 8/1/26	10,273,467
3,000,000	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, MBIA, 5.000% due 2/1/27	2,666,310
5,000,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, MBIA, 5.125% due 9/1/30	4,419,250
	Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District:
4,500,000	5.500% due 10/1/28	4,430,250
15,000,000	5.625% due 10/1/37	14,390,250
	San Francisco, CA, City & County:
16,675,000	Airports Commission, International Airports Revenue, Refunding, FGIC, 5.125% due 5/1/26	15,159,909
	COP, San Bruno Jail No. 3, AMBAC:
3,000,000	5.250% due 10/1/20	3,007,020
5,000,000	5.250% due 10/1/26	4,847,650
	University of California Revenues, AMBAC:
4,000,000	5.000% due 5/15/23	3,923,280
3,750,000	5.000% due 5/15/24	3,643,763
4,000,000	5.000% due 5/15/25	3,848,000
4,000,000	5.000% due 5/15/26	3,811,840

	Total California	344,828,224

Colorado - 4.1%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Charter School, Bromley East Project, 7.250% due 9/15/30 (b)	1,132,090
	Refunding & Improvement, University of Denver Project, AMBAC:
5,810,000	5.300% due 3/1/19 (b)	6,232,561
3,245,000	5.500% due 3/1/21 (b)	3,495,190
2,435,000	Unrefunded, University of Denver Project, FGIC, 5.250% due 3/1/23	2,398,816
	Colorado Health Facilities Authority Revenue:
9,250,000	Catholic Health Initiatives, 6.250% due 10/1/33	9,008,020
	Health Facility Authority, FSA:
20,000,000	5.250% due 3/1/36	15,303,600
20,000,000	5.250% due 3/1/40	15,070,400
5,000,000	Hospital Parkview Medical Center Inc. Project A, 5.000% due 9/1/37	3,575,450
1,000,000	Parkview Medical Center Project, 6.500% due 9/1/20 (b)	1,110,480
500,000	Poudre Valley Health Care, 5.000% due 3/1/25	367,060
12,500,000	Remarketed 7/8/98, 5.350% due 8/1/15 (c)	12,700,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Colorado - 4.1% (continued)
$20,000,000	Colorado HFA, Single-Family Mortgage Revenue, MBIA, 4.800% due 11/1/37 (a)	$13,350,800
2,180,000	Colorado Water Resource & Power Development Authority, FGIC, 5.375% due 11/1/20	2,230,358
6,655,000	Denver, CO, City & County, COP, AMBAC, 5.750% due 12/1/17 (b)	7,220,941
9,000,000	E-470 Public Highway Authority Revenue, CO, MBIA, 5.500% due 9/1/24	7,451,640
2,000,000	Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC, 5.100% due 12/1/20	2,010,460
	Highlands Ranch Metropolitan, GO, District No. 2, FSA:
525,000	6.500% due 6/15/10 (c)	563,976
475,000	6.500% due 6/15/10	505,552
51,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	41,371,710
500,000	Pueblo County, CO, School District No. 60, GO, FGIC, 5.250% due 12/15/20	509,255
1,000,000	University of Colorado Hospital Authority Revenue, 5.600% due 11/15/21 (b)	1,092,990

	Total Colorado	146,701,974

Connecticut - 1.0%
1,770,000	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, 6.625% due 12/1/14 (a)	1,573,955
	Connecticut State HFA:
	Housing Mortgage Finance Program:
5,995,000	5.875% due 11/15/33(h)	5,859,033
2,390,000	6.000% due 11/15/38 (h)	2,339,189
	Housing Mortgage Finance:
7,400,000	4.850% due 11/15/23	6,658,520
4,535,000	GO 4.875% due 11/15/31 (a)	3,347,057
	Mashantucket Western Pequot Tribe Connecticut Special Revenue:
2,000,000	5.700% due 9/1/12 (e)	1,852,760
6,500,000	5.750% due 9/1/18 (e)	5,215,860
7,920,000	South Central Connecticut Regional Water Authority, Water System Revenue, AMBAC, 5.375% due 8/1/30 (b)	8,440,423

	Total Connecticut	35,286,797

Delaware - 0.5%
21,395,000	Delaware State Housing Authority Revenue, Single-Family Mortgage, 5.450% due 7/1/39	19,375,312

District of Columbia - 3.8%
	District of Columbia:
	Hospital Revenue:
85,000,000	Childrens Hospital Obligation Group, FSA, 5.250% due 7/15/45 (d)	72,928,300
15,000,000	Childrens Hospital Obligation, Subseries 2, FSA, 5.450% due 7/15/35	13,724,400
50,000,000	Childrens Hospital Obligation, Subseries 3, FSA, 5.450% due 7/15/35	45,748,000
3,000,000	Revenue, American Association for the Advancement of Science, AMBAC, 5.250% due 1/1/16 (d)	3,037,350

	Total District of Columbia	135,438,050

Florida - 10.9%
2,510,000	Bonita Springs, FL, Vasari Capital Improvement, 6.950% due 5/1/32 (b)	2,605,706
4,265,000	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	3,476,316
860,000	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16 (c)	961,179
6,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, 7.850% due 8/15/31 (b)	6,716,220
	Capital Region Community Development District, Capital Improvement:
915,000	6.850% due 5/1/31	789,142
935,000	6.700% due 5/1/32	785,877

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Florida - 10.9% (continued)
$4,000,000	Capital Travel Agency Revenue, Seminole Tribe Convention, 8.950% due 10/1/33 (b)(e)	$4,883,200
3,720,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	3,015,060
2,000,000	Clay County, FL, School Board, COP, Master Lease Program, MBIA, 5.750% due 7/1/22 (b)	2,148,940
310,000	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, 6.500% due 10/1/25	270,974
	Collier County, FL:
520,000	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10 (c)	547,056
75,000	Water-Sewer, Refunding, Water Revenue, AMBAC, 8.875% due 5/1/12 (c)	84,018
2,400,000	Dade County, FL, IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	2,042,664
	Escambia County, FL:
230,000	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC, 5.950% due 7/1/20	227,058
	Utilities Systems Revenue:
3,000,000	FGIC, 6.250% due 1/1/15	3,282,840
230,000	MBIA, 9.750% due 6/1/12 (c)	261,993
	Florida Housing Finance Corp. Revenue, Homeowner Mortgage:
6,595,000	5.000% due 1/1/35 (a)	6,256,545
	GNMA/FNMA/FHLMC:
10,785,000	5.450% due 7/1/33	9,486,917
10,000,000	6.375% due 7/1/38	9,797,400
15,000,000	5.500% due 7/1/39	13,151,850
	Florida Municipal Loan Council Revenue, MBIA:
1,625,000	5.250% due 11/1/18	1,661,579
1,805,000	5.250% due 11/1/20	1,811,101
	Florida State Board of Education:
3,220,000	5.250% due 6/1/19	3,314,636
3,000,000	Capital Outlay, GO, Public Education, FGIC, 5.000% due 6/1/19	3,036,060
	Florida State:
1,050,000	Broward County Expressway Authority, 10.000% due 7/1/14 (c)	1,286,145
1,000,000	Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC, 5.000% due 9/1/21	995,260
10,000,000	Municipal Power Agency Revenue, FSA, 5.000% due 10/1/31	8,867,800
1,495,000	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14 (c)	1,711,566
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health Systems:
1,750,000	6.000% due 11/15/25 (b)	1,929,743
2,750,000	5.875% due 11/15/29 (b)	3,053,655
3,000,000	Adventist Sunbelt-Inc., 6.000% due 11/15/31 (b)	3,331,920
	Hillsborough County, FL:
6,000,000	IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30 (a)	3,557,220
990,000	Utility, Refunding Bonds, MBIA, 9.875% due 12/1/11 (c)	1,090,950
	Indian River County, FL, School Board COP, MBIA:
4,225,000	5.000% due 7/1/19	4,229,521
4,380,000	5.000% due 7/1/20	4,308,080
	Jacksonville, FL:
10,000,000	Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	7,514,300
2,000,000	Sales Tax Revenue, Better Jacksonville, MBIA, 5.250% due 10/1/21	2,009,160
7,650,000	JEA District, FL, Electric System Revenue, 5.125% due 10/1/37	7,081,146

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Florida - 10.9% (continued)
$175,000	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC, 9.750% due 10/1/13 (c)	$204,600
5,100,000	Lakeland, FL, Electric & Water Revenue, Refunding, MBIA, 5.000% due 10/1/18	5,137,077
	Lee County, FL:
20,000	Capital Bonds, MBIA, 7.400% due 10/1/09 (c)	20,378
1,385,000	HFA, Brittany Phase II Project, 6.100% due 12/1/32 (a)(f)	1,292,205
1,260,000	Justice Center, Improvement Revenue Bonds, MBIA, 11.125% due 1/1/11 (c)	1,379,196
	Southwest Florida Regional Airport Revenue, MBIA:
425,000	8.625% due 10/1/09 (c)	434,809
255,000	9.625% due 10/1/09 (c)	261,760
25,000	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County Program, 7.300% due 1/1/28 (a)	24,924
	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	7.875% due 12/15/25 (a)	13,347,900
6,010,000	8.050% due 12/15/25 (a)	5,362,843
2,310,000	Mediterra North Community Development District, 6.800% due 5/1/31	1,958,533
	Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
250,000	FGIC, 5.550% due 10/1/13 (a)	249,248
54,585,000	FSA, 5.000% due 10/1/41	45,694,195
	Miami-Dade County, FL:
10,000,000	EFA Revenue, University of Miami, 5.500% due 4/1/38	8,520,600
230,000	HFA, Home Ownership Mortgage, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	204,100
2,250,000	Stormwater, MBIA, 5.000% due 4/1/28	2,106,990
275,000	North Springs Improvement District, Refunding, Water & Sewer, MBIA, 7.000% due 10/1/09	286,014
	Orange County, FL:
	Health Facilities Authority Revenue:
13,000,000	Orlando Regional Healthcare System, FSA, 5.000% due 12/1/32	11,526,840
	Southern Adventist Hospital, Adventist Health Systems:
735,000	8.750% due 10/1/09 (c)	752,280
3,000,000	6.500% due 11/15/30 (b)	3,274,830
980,000	Unrefunded Balance, Hospital Healthcare, 6.000% due 10/1/26	869,368
25,250,000	School Board, COP, AMBAC, 5.500% due 8/1/25	26,360,495
2,000,000	Tourist Development Tax Revenue, Refunding, AMBAC, 5.000% due 10/1/21	1,960,920
	Orlando, FL:
5,000,000	State Sales Tax Payments Revenue, 5.000% due 2/1/38	4,544,300
	Tourist Development Tax Revenue:
67,770,000	5.500% due 11/1/38	64,987,364
1,500,000	5.750% due 11/1/38	1,501,245
935,000	Urban Community Development, Capital Improvement, 6.950% due 5/1/33 (b)	1,015,438
2,740,000	Utilities Commission, Water & Electric Revenue, Refunding, 5.000% due 10/1/23	2,743,589
13,000	Osceola County, FL, IDA, Community Provider Pooled Loan Program, FSA, 7.750% due 7/1/10	13,027
1,830,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (c)	2,154,001
2,100,000	Palm Coast, FL, Utilities Systems Revenue, MBIA, 5.000% due 10/1/27	1,903,083
2,355,000	Panther Trace, FL, Community Development, Special Assessment, 7.250% due 5/1/33 (b)	2,637,647
500,000	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, 5.700% due 8/1/19 (a)	459,635
2,025,000	Polk County, FL, Utilities Systems Revenue, FGIC, 5.000% due 10/1/24	1,865,167

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Florida - 10.9% (continued)
$2,160,000	Port St. Lucie, FL, South Lennard Special Assessment, 7.125% due 9/1/21	$1,847,534
850,000	Renaissance Community Development District, Florida Capital Improvement Revenue, 7.000% due 5/1/33	756,840
5,955,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	5,427,863
1,420,000	Rivercrest Community Development District, 7.000% due 5/1/32 (b)	1,593,709
1,085,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	778,498
	Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial Hospital, MBIA:
5,000,000	5.250% due 7/1/24	4,818,650
3,485,000	5.500% due 7/1/28	3,426,103
6,900,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27 (e)	5,101,170
2,000,000	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	1,905,720
2,000,000	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, MBIA, 5.250% due 5/1/25	2,019,720
3,000,000	Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC, 5.200% due 10/1/22	2,936,130
105,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (c)	111,302
	Tampa, FL:
1,000,000	Sales Tax Revenue, AMBAC, 5.375% due 10/1/21	1,014,230
	Sports Authority Revenue, GTD Parking Tampa Bay Arena Project, MBIA:
500,000	6.050% due 10/1/20	519,640
1,000,000	6.100% due 10/1/26	976,640
2,250,000	Water & Sewer Revenue, 6.900% due 10/1/16 (c)	2,560,342
1,000,000	University of Central Florida, Athletics Association Inc., FGIC, 5.250% due 10/1/34	825,310
	Village Center Community Development District:
1,100,000	Florida Recreational Revenue, MBIA, 5.200% due 11/1/25	1,036,695
1,000,000	MBIA, 5.250% due 10/1/23	940,550
1,050,000	Waterchase Community Development District, 6.700% due 5/1/32 (b)	1,145,645
	West Orange Healthcare District, FL:
2,000,000	5.650% due 2/1/22	1,855,320
2,000,000	5.800% due 2/1/31	1,686,680
130,000	West Palm Beach, FL, IDR, AMBAC, 11.375% due 6/1/11 (c)	142,236
1,290,000	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC, 10.400% due 10/1/13 (b)	1,381,151

	Total Florida	391,443,076

Georgia - 3.0%
400,000	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (a)	383,092
1,000,000	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC, 5.625% due 1/1/16	1,022,050
335,000	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC, 5.625% due 7/1/20	344,665
1,000,000	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., ACA, 6.250% due 7/1/24	795,910
	Atlanta, GA, Water & Wastewater Revenue:
1,000,000	FGIC, 5.500% due 11/1/19	1,005,650
1,000,000	MBIA, 5.500% due 11/1/27	974,900
1,000,000	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC, 5.000% due 8/1/22	1,000,590

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Georgia - 3.0% (continued)
	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., Vogtle Project:
$18,000,000	5.500% due 1/1/33	$15,501,060
37,535,000	5.700% due 1/1/43	35,906,356
1,000,000	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA, 5.625% due 10/1/26	983,320
	Columbia County, GA, Water & Sewer Revenue:
1,000,000	FGIC, 5.500% due 6/1/25	1,002,410
20,000	MBIA, 9.750% due 12/1/08 (c)	20,000
400,000	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (c)	422,248
1,000,000	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA, 5.000% due 6/1/28	941,450
2,000,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,087,700
	Fulton County, GA:
1,000,000	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC, 5.500% due 11/1/18	1,018,790
660,000	Residential Care Facilities, Canterbury Court Project, 6.300% due 10/1/24 (b)	701,270
	Water & Sewer Revenue, FGIC:
290,000	6.375% due 1/1/14 (c)	318,881
10,000	6.375% due 1/1/14	10,945
	Georgia Municipal Electric Authority:
1,235,000	Power System Revenue, 6.500% due 1/1/12	1,310,310
500,000	Power Revenue, AMBAC, 7.250% due 1/1/24	583,225
	Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
2,000,000	5.250% due 10/1/20	1,673,080
9,785,000	5.750% due 10/1/31 (b)	10,881,507
500,000	Jefferson, GA, GO, 5.900% due 2/1/25	510,435
980,000	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (a)(f)	984,391
	Main Street Natural Gas Inc., GA, Gas Project Revenue:
10,000,000	5.000% due 3/15/22	7,346,200
10,885,000	5.500% due 9/15/26	8,055,444
250,000	Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC, 6.250% due 7/1/20	281,008
500,000	Milledgeville, GA, Water & Sewer Revenue, FSA, 6.000% due 12/1/21	565,445
500,000	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, 6.800% due 1/1/12	535,205
1,000,000	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC, 6.100% due 2/1/24 (b)	1,061,590
	Private Colleges & Universities Authority Revenue:
2,000,000	Mercer Housing Corp. Project, 6.000% due 6/1/31	1,576,960
500,000	Mercer University Project, 5.750% due 10/1/21 (b)	556,030
2,000,000	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, 6.250% due 2/1/25 (a)	1,454,640
	Savannah, GA, EDA:
500,000	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	424,740
	Revenue, College of Arts & Design Inc. Project:
1,000,000	6.800% due 10/1/19 (b)	1,063,160
4,500,000	6.900% due 10/1/29 (b)	4,787,910
1,000,000	Student Housing Revenue, University Financing Foundation Project, ACA, 6.750% due 11/15/20 (b)	1,101,870

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Georgia - 3.0% (continued)
$1,175,000	Ware County Hospital Authority, Revenue Anticipation Certificates, MBIA, 5.500% due 3/1/21	$1,074,361

	Total Georgia	109,268,798

Hawaii - 0.6%
	Hawaii State:
2,500,000	Airports Systems Revenue, Refunding, FGIC, 5.750% due 7/1/21	2,543,500
	Department of Budget & Finance:
960,000	Hawaiian Electric Co. Inc., MBIA, 5.650% due 10/1/27 (a)	798,816
	Special Purpose Revenue, Kaiser Permanente:
15,545,000	5.100% due 3/1/14 (c)	15,821,390
4,000,000	5.150% due 3/1/15 (c)	4,070,080

	Total Hawaii	23,233,786

Illinois - 2.0%
	Chicago, IL:
500,000	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (c)	525,240
1,250,000	O’Hare International Airport, Revenue, Refunding Bonds, Lien A-2, FSA, 5.750% due 1/1/19 (a)	1,161,700
	Single-Family Mortgage Revenue:
55,000	FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	53,485
190,000	FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	160,991
	Illinois Finance Authority:
	Revenue:
18,500,000	Advocate Health Care & Hospitals Corp. Network, 6.500% due 11/1/38 (h)	17,718,375
30,000,000	Alexian, FSA, 5.500% due 1/1/28	26,801,100
4,000,000	Edward Hospital, AMBAC, 5.500% due 2/1/40	3,220,600
7,435,000	Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	4,906,654
	Illinois Health Facilities Authority Revenue:
230,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (c)	242,431
3,000,000	Order of Saint Francis Healthcare System, 6.250% due 11/15/29 (b)	3,172,320
1,500,000	Passavant Memorial Area Hospital, 6.000% due 10/1/24 (b)	1,623,555
1,830,000	Illinois Housing Development Authority, MFH Revenue, GNMA-Collateralized, 5.750% due 12/20/32	1,598,285
	Illinois State:
2,750,000	COP, Department of Central Management Services, MBIA, 5.650% due 7/1/17	2,781,075
	GO, FGIC:
1,500,000	6.100% due 1/1/20	1,541,010
4,000,000	5.125% due 2/1/22	4,026,960
1,000,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, MBIA, 5.500% due 6/15/23	1,023,700
1,045,000	Regional Transportation Authority, FGIC, 7.750% due 6/1/20	1,280,261
160,000	Will County, IL, GO, Community Consolidated School District No. 30-C, Troy Township, FSA, 5.250% due 2/1/20	164,645

	Total Illinois	72,002,387

Indiana - 0.6%
825,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09 (c)	852,835
4,000,000	Indiana Health & Educational Facilities Financing Authority Revenue, Sister of St. Francis Health Services Inc., FSA, 5.250% due 5/15/41	3,523,280
	Indiana Health Facilities Financing Authority, Hospital Revenue:
2,275,000	6.375% due 8/1/31 (b)	2,498,860
725,000	6.375% due 8/1/31	580,892

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Indiana - 0.6% (continued)
$9,290,000	Indianapolis, IN, Gas Utility Revenue, 5.250% due 8/15/26	$8,668,685
3,685,000	Indianapolis, IN, Local Public Improvement Bond Bank, 6.750% due 2/1/14 (c)	4,095,841
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22	1,696,760

	Total Indiana	21,917,153

Iowa - 0.2%
	Iowa Finance Authority Revenue:
3,000,000	Catholic Health Initiatives, 6.000% due 12/1/18	3,073,590
3,000,000	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,023,040
50,000	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	50,071

	Total Iowa	6,146,701

Kansas - 0.2%
1,695,000	Johnson County, KS, USD, No. 231, GO, Refunding & Improvement, FSA, 5.000% due 10/1/18	1,725,798
2,575,000	Kansas State DFA Revenue, Public Water Supply Revolving Loan, AMBAC, 5.625% due 4/1/23	2,599,900
1,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32 (b)	1,113,640
555,000	Wyandotte County, Kansas City, KS, School District No. 204, Bonner Springs, Unrefunded Balance, FSA, 5.600% due 9/1/20	566,023

	Total Kansas	6,005,361

Kentucky - 3.4%
	Kentucky Economic Development Finance Authority Revenue, Louisville Arena Project:
5,000,000	5.750% due 12/1/28	4,810,550
9,000,000	6.000% due 12/1/33	8,706,240
5,000,000	6.000% due 12/1/38	4,766,650
7,500,000	6.000% due 12/1/42	7,106,100
	Kentucky Housing Corp., Housing Revenue:
2,000,000	5.375% due 7/1/33	1,773,120
4,810,000	5.450% due 7/1/38	4,250,453
	Kentucky Infrastructure Authority:
1,200,000	5.000% due 6/1/19	1,214,856
1,250,000	5.000% due 6/1/20	1,259,312
40,000,000	Kentucky State Municipal Power Agency, Power System Revenue, Prairie State Project, MBIA, 5.250% due 9/1/42	37,596,400
	Louisville & Jefferson County, KY:
15,000,000	Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	10,568,400
45,000,000	Metropolitan Government Health Facilities Revenue, Jewish Hospital St. Mary’s Healthcare, 6.125% due 2/1/37	38,235,150

	Total Kentucky	120,287,231

Louisiana - 0.0%
1,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized, 6.500% due 6/20/37	910,820
1,000,000	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, 6.550% due 11/15/23 (a)	764,860

	Total Louisiana	1,675,680

Maine - 0.1%
3,385,000	University of Maine System Revenue, AMBAC, 5.500% due 3/1/30 (b)	3,190,667

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Maryland - 1.0%
	Maryland State:
$3,000,000	Community Development Administration, Department of Housing & Community Development, 5.375% due 9/1/39	$2,673,840
2,225,000	Economic Development Corp. Revenue, Health & Mental Hygiene Program, 7.750% due 3/1/25	1,987,704
	Health & Higher EFA Revenue:
5,000,000	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24 (b)	5,509,950
	Washington County Hospital:
6,000,000	5.750% due 1/1/33	4,296,360
12,780,000	5.750% due 1/1/38	8,909,832
12,980,000	Montgomery County, MD, Housing Opportunities Commission Revenue, 5.650% due 11/1/33	11,339,328

	Total Maryland	34,717,014

Massachusetts - 3.9%
335,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (c)	337,533
3,235,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30 (b)	3,431,785
50,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	48,829,000
	Massachusetts State:
	DFA Revenue:
1,000,000	May Institute Issue Inc., Radian, 5.750% due 9/1/29	854,410
1,000,000	Merrimack College Issue, MBIA, 5.000% due 7/1/22	876,940
2,200,000	Visual & Performing Arts Project, 6.000% due 8/1/21	2,296,492
	HEFA Revenue:
5,000,000	Berklee College of Music, 5.000% due 10/1/32	4,335,550
1,000,000	Berkshire Health Systems, Radian, 5.700% due 10/1/25	872,400
6,750,000	Boston Medical Center Project, 5.250% due 7/1/38	4,787,640
	Caregroup Inc.:
2,000,000	5.000% due 7/1/28	1,496,980
	MBIA:
1,750,000	5.375% due 2/1/26	1,517,670
1,000,000	5.375% due 2/1/27	857,940
1,500,000	5.375% due 2/1/28	1,274,685
3,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	2,789,700
15,000,000	Harvard University, 5.000% due 7/15/22	15,082,950
	New England Medical Center, FGIC:
4,805,000	5.000% due 5/15/22	3,726,422
195,000	5.000% due 5/15/22 (b)	209,278
3,000,000	Partners Healthcare System, 5.250% due 7/1/13	3,045,600
	University of Massachusetts:
5,030,000	Lowell Campus, FGIC, 5.250% due 10/1/31 (b)	5,452,520
1,250,000	Memorial Health Care Inc., 6.625% due 7/1/32	1,048,162
9,000,000	Project, MBIA, 5.250% due 10/1/31 (b)	9,911,610
	Worcester Campus, FGIC:
1,055,000	5.125% due 10/1/20	1,056,435
765,000	5.125% due 10/1/21	758,918
885,000	5.125% due 10/1/22	876,725
660,000	5.125% due 10/1/23	642,246
5,000,000	5.250% due 10/1/31 (b)	5,420,000
	Housing Finance Agency, Housing Revenue:
	Single-Family:
10,000,000	5.350% due 12/1/33	8,366,800
5,000,000	5.400% due 6/1/39	4,135,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Massachusetts - 3.9% (continued)
$7,945,000	Single-Family Housing, FSA, 4.875% due 12/1/38 (a)(f)	$5,535,917
810,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA, 6.500% due 8/1/37	818,821
245,000	Water Pollution Abatement Trust, Pool Program, Unrefunded Balance, 5.250% due 8/1/28	244,684

	Total Massachusetts	140,891,613

Michigan - 3.5%
4,000,000	Byron Center, MI, Public Schools, GO, Q-SBLF, 5.000% due 5/1/22	4,017,000
4,075,000	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF, 5.375% due 5/1/27 (b)	4,286,981
	Grand Rapids, MI, Water Supply, Refunding, FGIC:
1,000,000	5.250% due 1/1/17	1,026,260
3,500,000	5.250% due 1/1/18	3,577,875
1,000,000	Lake Superior, MI, State University Revenue, AMBAC, 5.500% due 11/15/21	1,018,460
	Michigan State:
5,530,000	COP, AMBAC, 5.500% due 6/1/27 (b)	5,844,712
28,000,000	Building Authority Revenue, Facilities Program, 6.000% due 10/15/38	26,764,640
	Hospital Finance Authority Revenue:
16,000,000	McLaren Health Care Corp., 5.750% due 5/15/38	14,156,640
	Refunding, OSF Healthcare Systems:
5,355,000	6.125% due 11/15/19 (b)	5,627,355
2,500,000	6.250% due 11/15/24 (b)(d)	2,630,100
30,000,000	Trinity Health, 5.375% due 12/1/30	25,665,900
	Housing Development Authority, Rental Housing Revenue:
6,485,000	5.300% due 10/1/26 (a)	5,105,057
13,240,000	AMBAC, 6.350% due 10/1/35 (a)	11,386,268
10,975,000	FSA, 6.250% due 10/1/37 (a)	9,398,661
	Midland, MI, GO, AMBAC:
1,000,000	5.150% due 5/1/18	1,008,480
1,030,000	5.200% due 5/1/19	1,038,868
1,340,000	5.250% due 5/1/21	1,347,893

	Total Michigan	123,901,150

Minnesota - 0.8%
1,500,000	Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized, 6.625% due 4/20/43 (b)	1,748,115
2,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	2,241,275
	Eden Prairie, MN, MFH Revenue, Rolling Hills Project, GNMA-Collateralized:
1,000,000	6.150% due 8/20/31	958,630
1,000,000	6.200% due 2/20/43	945,840
	Elk River, MN, ISD No. 728, GO, MBIA:
9,500,000	5.375% due 2/1/20	10,007,110
4,250,000	5.500% due 2/1/21	4,487,915
	Hennepin County, MN, Lease Revenue, COP:
2,955,000	5.000% due 11/15/14	2,958,812
3,105,000	5.000% due 11/15/15	3,109,006
	Minneapolis, MN:
2,750,000	Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18 (b)	3,103,210
410,000	Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (c)(d)	484,173

	Total Minnesota	30,044,086

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Mississippi - 0.6%
$1,700,000	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, 6.800% due 8/1/24 (a)	$1,323,297
3,000,000	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, 6.800% due 4/1/22	2,585,280
19,685,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, AMBAC, 5.625% due 7/1/31	18,064,531

	Total Mississippi	21,973,108

Missouri - 1.7%
	Boone County, MO, Hospital Revenue, Boone Hospital Center:
4,360,000	5.375% due 8/1/38	3,321,709
9,000,000	5.625% due 8/1/38	7,137,990
1,000,000	Jefferson City, MO, School District, GO, Refunding & Improvement, Direct Deposit Project, MBIA, 5.000% due 3/1/20	1,021,610
	Kansas City, MO, IDA, Revenue, AMBAC:
2,105,000	5.000% due 12/1/17	2,234,921
4,500,000	5.000% due 12/1/20	4,463,955
1,750,000	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA, 5.000% due 9/1/19	1,783,355
	Missouri State HEFA Revenue:
1,000,000	BJC Health System, 5.000% due 5/15/21	919,130
	Lake Regional Health System Project:
1,200,000	5.125% due 2/15/18	1,007,232
2,000,000	5.600% due 2/15/25	1,578,800
2,100,000	Missouri State Housing Development Commission Single Family Mortgage Revenue, Homeownership Loan Program, GNMA/FNMA/FHLMC, 5.300% due 3/1/39 (a)	1,596,588
	North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, FSA:
1,000,000	5.000% due 11/15/23	956,330
900,000	5.000% due 11/15/24	865,530
10,345,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	9,229,499
1,000,000	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA, 5.250% due 9/1/22	1,018,610
1,500,000	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC, 5.000% due 3/1/24	1,490,400
19,000,000	St. Louis, MO, Airport Revenue, Airport Development Program, MBIA, 5.250% due 7/1/31 (b)	20,558,570

	Total Missouri	59,184,229

Montana - 0.8%
2,380,000	Montana State Board of Housing, Single Family Program, 5.500% due 12/1/39	1,988,585
31,510,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	27,218,338

	Total Montana	29,206,923

Nebraska - 0.7%
295,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (c)	316,718
	Nebraska Public Power District Revenue:
4,000,000	5.000% due 1/1/38	3,393,400
10,000,000	FGIC, 5.000% due 1/1/41	8,543,600
9,970,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC, 5.000% due 1/1/23	9,402,009

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Nebraska - 0.7% (continued)
$2,710,000	Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC, 5.000% due 2/1/20	$2,644,201

	Total Nebraska	24,299,928

Nevada - 1.1%
11,365,000	Clark County, NV, Airport Revenue, AMBAC, 5.000% due 7/1/40	9,204,513
	Henderson, NV, Health Care Facility Revenue, Catholic West:
2,630,000	6.750% due 7/1/20 (b)	2,860,178
370,000	6.750% due 7/1/20 (b)	399,082
	Reno, NV, Hospital Revenue:
10,000,000	Renown Regional Medical Center Project, 5.250% due 6/1/41	7,174,700
	Washoe Medical Center, FSA:
11,850,000	5.500% due 6/1/39	9,090,491
7,500,000	5.250% due 6/1/40	5,511,000
5,000,000	Washoe County, NV, GO, Reno-Sparks Convention, FSA, 6.400% due 7/1/29 (b)	5,274,750

	Total Nevada	39,514,714

New Hampshire - 0.7%
	New Hampshire HEFA Revenue:
2,000,000	Covenant Health System, 5.500% due 7/1/34	1,607,600
1,000,000	Healthcare System, Covenant Health, 6.125% due 7/1/31 (b)	1,118,830
1,000,000	New Hampshire College, 7.500% due 1/1/31 (b)	1,115,070
1,000,000	University Systems of New Hampshire, AMBAC, 5.375% due 7/1/20	1,029,130
	New Hampshire State HFA, Single-Family Mortgage Revenue:
5,920,000	5.550% due 7/1/33	5,434,086
5,000,000	5.600% due 1/1/38	4,539,650
11,490,000	5.750% due 7/1/40 (a)	9,330,340

	Total New Hampshire	24,174,706

New Jersey - 10.9%
1,500,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC, 5.000% due 1/1/25	1,182,300
870,000	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, MBIA, FHA, 5.650% due 1/1/15	870,792
	New Jersey Health Care Facilities Financing Authority Revenue:
2,280,000	Refunding & Improvement, FSA, 5.500% due 7/1/14	2,292,859
	Robert Wood Johnson University Hospital:
1,000,000	5.600% due 7/1/15	1,004,890
2,045,000	5.700% due 7/1/20	1,947,208
1,500,000	St. Peters University Hospital, 6.875% due 7/1/30	1,327,755
9,000,000	St. Peters University Hospital Obligation, 5.750% due 7/1/37	6,681,690
	Trinitas Hospital Obligation Group:
2,000,000	7.400% due 7/1/20 (b)	2,196,840
13,050,000	5.250% due 7/1/30	9,203,513
	New Jersey State:
	EDA:
2,000,000	First Mortgage, Presbyterian, 6.375% due 11/1/31	1,491,020
30,450,000	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	29,901,595
13,110,000	Revenue, Refunding, 6.875% due 1/1/37 (a)	10,440,280
11,030,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(f)	6,380,965
8,000,000	EFA Revenue, Richard Stockton College, 5.375% due 7/1/38	7,383,760
	Higher Education Assistance Authority, Student Loan Revenue, Student Loan:
20,000,000	5.875% due 6/1/21 (a)	18,348,800
81,400,000	6.125% due 6/1/30 (a)(d)	74,866,022

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
New Jersey - 10.9% (continued)
$20,000,000	Housing & Mortgage Finance Agency Revenue, 6.500% due 10/1/38	$20,012,000
	Transportation Trust Fund Authority:
90,000,000	5.875% due 12/15/38	88,072,200
71,000,000	Zero coupon bond to yield 6.750% due 12/15/36	10,833,890
453,850,000	Zero coupon bond to yield 6.750% due 12/15/37	64,396,776
100,000,000	Zero coupon bond to yield 6.750% due 12/15/38	13,228,000
2,000,000	Transportation Systems, MBIA, 6.000% due 12/15/19 (b)	2,223,680
	New Jersey, EDA:
1,000,000	Motor Vehicle Revenue, Motor Vehicle Surcharges, MBIA, 5.250% due 7/1/31	907,250
10,000,000	Revenue, Refunding, Gloucester Marine Project, 6.625% due 1/1/37	7,705,900
2,200,000	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,124,430
5,000,000	Tobacco Settlement Financing Corp., 6.750% due 6/1/39 (b)	5,844,750

	Total New Jersey	390,869,165

New Mexico - 0.7%
1,830,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/24	1,779,895
	New Mexico Mortgage Finance Authority, Single-Family Mortgage, GNMA, FNMA, FHLMC:
6,000,000	5.450% due 7/1/35	5,069,280
6,670,000	5.850% due 7/1/39 (a)	5,423,577
15,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services, 6.375% due 8/1/32	14,370,750

	Total New Mexico	26,643,502

New York - 6.1%
2,000,000	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	1,736,220
	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters:
85,000,000	5.250% due 10/1/35	60,826,000
10,000,000	5.500% due 10/1/37	7,388,300
40,000,000	Long Island Power Authority, NY, Electric System Revenue, 6.000% due 5/1/33	39,542,800
	MTA of New York:
	Dedicated Tax Fund, FGIC:
5,130,000	5.250% due 11/15/23 (b)	5,586,775
10,465,000	5.875% due 4/1/25 (b)	11,053,028
7,500,000	Service Contract, Refunding, FGIC, 5.000% due 7/1/22	7,248,600
10,000,000	MTA, NY, Revenue, 6.500% due 11/15/28	10,279,600
	New York City, NY:
6,000,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30 (b)	6,358,620
5,000,000	HDC, MFH Revenue, 5.100% due 11/1/24	4,648,100
4,000,000	Health & Hospital Corp. Revenue, Health Systems, 5.500% due 2/15/23	3,810,840
	Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	6.000% due 6/15/33 (b)	5,386,250
3,000,000	Unrefunded Balance, 6.000% due 6/15/33	3,176,010
	New York State Dormitory Authority:
	Lease Revenue:
3,500,000	School District Financing Program, MBIA, 5.750% due 10/1/22	3,593,835
	State University Dormitory Facilities:
250,000	6.000% due 7/1/14 (b)	269,793
2,000,000	5.375% due 7/1/18 (b)	2,216,560
	Revenue:
930,000	7.500% due 5/15/11	1,001,407
7,000,000	Court Facilities, City of New York Issue, AMBAC, 5.750% due 5/15/30 (b)	7,490,420

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
New York - 6.1% (continued)
$2,660,000	Department of Education, 5.000% due 7/1/24	$2,479,918
12,855,000	Hudson Valley Hospital Center, FSA, FHA, 5.000% due 8/15/36	10,441,088
3,695,000	Maimonides Medical Center, MBIA, 5.000% due 8/1/24	3,059,903
	New York State Thruway Authority, Highway & Bridge, Transportation Fund, FGIC:
2,305,000	5.400% due 4/1/17 (b)	2,444,337
5,950,000	5.600% due 4/1/20 (b)	6,325,267
	Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project:
1,000,000	7.000% due 8/1/21	868,150
1,000,000	7.000% due 8/1/31	779,410
1,250,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, Special Project, 6.750% due 10/1/19 (a)	1,062,675
5,715,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,245,741
1,600,000	Tobacco Settlement Financing Corp., Callable Asset-Backed, AMBAC, 5.250% due 6/1/22	1,519,664
	Triborough Bridge & Tunnel Authority:
675,000	Convention Center Project, 7.250% due 1/1/10	694,595
500,000	GO, 5.500% due 1/1/30 (b)	557,220

	Total New York	217,091,126

North Carolina - 0.4%
	Charlotte, NC, Governmental Facilities Projects, COP:
3,500,000	5.250% due 6/1/23	3,522,225
3,000,000	5.000% due 6/1/24	2,946,060
1,145,000	Dare County, NC, COP, AMBAC, 5.375% due 6/1/15	1,212,887
	North Carolina Eastern Municipal Power Agency, Power System Revenue:
2,500,000	6.700% due 1/1/19	2,557,050
1,310,000	6.000% due 1/1/26 (b)	1,487,295
1,700,000	Refunding Bonds, ACA/CBI, 5.750% due 1/1/24	1,646,654

	Total North Carolina	13,372,171

North Dakota - 0.0%
850,000	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., MBIA, 5.250% due 5/1/13	850,442

Ohio - 4.4%
4,000,000	Cincinnati, OH, City School District, COP, School Improvement Project, FSA, 5.000% due 12/15/32	3,647,400
	Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, AMBAC:
3,415,000	5.625% due 9/1/16	3,442,866
1,000,000	5.625% due 9/1/21	1,006,240
	Cleveland, OH:
1,210,000	State University, FGIC, 5.000% due 6/1/19	1,210,823
	Waterworks Revenue, First Mortgage, MBIA, Unrefunded Balance:
20,000	5.625% due 1/1/13	20,025
15,000	5.700% due 1/1/14	15,015
	Cuyahoga County, OH:
3,000,000	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,818,680
	Hospital Revenue:
1,000,000	Refunding & Improvement, MetroHealth Systems Project, MBIA, 5.625% due 2/15/17	1,006,580
5,935,000	Refunding MetroHealth System, MBIA, 5.250% due 2/15/19	5,779,206
	University Hospitals Health System Inc., AMBAC:
2,500,000	5.400% due 1/15/19 (b)	2,588,300
9,000,000	5.500% due 1/15/30 (b)	9,323,370

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Ohio - 4.4% (continued)
$3,290,000	Erie County, OH, Garbage Refuse Landfill Improvement, FSA, 5.250% due 12/1/24	$3,324,348
1,000,000	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, GNMA-Collateralized, 5.900% due 6/20/39	912,140
850,000	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA, 6.600% due 8/1/25	746,453
350,000	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, 7.125% due 5/15/25	258,650
5,400,000	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC, 5.625% due 12/1/25 (b)	5,840,532
	Hamilton County, OH:
2,515,000	Hospital Facilities Revenue, Cincinnati Children’s Hospital, FGIC, 5.000% due 5/15/24	2,012,050
	Sales Tax Revenue, AMBAC:
640,000	5.250% due 12/1/18	651,994
2,880,000	5.250% due 12/1/19 (b)	3,066,192
730,000	5.250% due 12/1/19	740,330
2,570,000	5.250% due 12/1/32	2,488,274
2,000,000	Lakewood, OH, GO, AMBAC, 5.250% due 12/1/21 (b)	2,180,700
	Lorain County, OH, Hospital Revenue:
1,000,000	Catholic Healthcare, 5.500% due 10/1/17	1,006,080
9,500,000	Catholic Healthcare Partners, 5.000% due 2/1/29	8,599,305
	Lucas County, OH, Hospital Revenue:
9,000,000	Promedica Healthcare, 5.125% due 11/15/40	7,334,190
	Promedica Healthcare Obligation Group, AMBAC:
10,000,000	5.375% due 11/15/23	8,248,900
19,550,000	5.375% due 11/15/29	15,043,529
	Mason, OH, COP, Municipal Facilities Project, MBIA:
1,025,000	5.000% due 12/1/17	1,049,293
1,075,000	5.000% due 12/1/18	1,094,716
1,080,000	5.000% due 12/1/19	1,093,154
1,400,000	Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives, 6.250% due 10/1/33	1,361,752
	New Albany, OH, Community Authority, Community Facilities Revenue, AMBAC:
2,700,000	5.125% due 10/1/21	2,517,993
5,500,000	5.200% due 10/1/24	4,932,730
	Ohio State:
6,000,000	Higher Educational Facility Commission Revenue, Oberlin College Project, 5.125% due 10/1/24	5,970,600
1,145,000	Water Development Authority Revenue, Refunding, Safe Water Service, 9.375% due 12/1/10 (c)	1,202,044
7,410,000	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30 (b)	8,015,027
27,750,000	University of Akron, General Receipts, FSA, 5.000% due 1/1/38	24,933,375
	University of Cincinnati, OH, General Receipts, FGIC:
2,000,000	5.000% due 6/1/20	1,975,920
2,500,000	5.000% due 6/1/21	2,432,100
3,250,000	Warrensville Heights, OH, City School District, GO, School Improvement, FGIC, 5.750% due 12/1/24 (b)	3,493,100
	Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC:
2,000,000	5.125% due 12/1/24 (b)	2,143,380
3,000,000	State Aid Withholding, 5.125% due 12/1/21 (b)	3,215,070

	Total Ohio	158,742,426

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Oklahoma - 0.5%
$5,000,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue, 6.000% due 1/1/38	$4,979,250
1,500,000	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC, 5.000% due 7/1/23	1,490,730
	Tulsa, OK:
	GO:
2,100,000	5.000% due 3/1/18	2,123,835
2,100,000	5.000% due 3/1/19	2,117,997
2,000,000	5.000% due 3/1/20	2,012,080
3,490,000	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	3,829,228
1,000,000	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,003,270

	Total Oklahoma	17,556,390

Oregon - 1.0%
	Clackamas County, OR, Hospital Facilities Authority Revenue:
6,000,000	Legacy Health System, 5.250% due 5/1/21	5,736,120
2,000,000	Refunding, Legacy Health System, 5.750% due 5/1/15	2,047,660
2,700,000	Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC, 5.375% due 1/1/35	2,303,343
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	Merle West Medical Center, 6.250% due 9/1/31 (b)	712,500
375,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	300,424
	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	5.250% due 10/1/16	1,004,900
1,000,000	5.250% due 10/1/20	948,150
	Oregon State:
2,000,000	Department of Administrative Services, Lottery Revenue, FSA, 5.500% due 4/1/18 (b)	2,183,000
3,985,000	GO, Veterans Welfare, 5.375% due 12/1/31	3,323,131
770,000	Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	771,147
2,885,000	Portland, OR, Community College District, 5.000% due 6/1/18 (b)	3,096,759
1,000,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	918,610
	Washington County, OR, GO:
4,330,000	5.000% due 6/1/21 (b)	4,647,822
6,490,000	5.125% due 6/1/23 (b)	6,986,031

	Total Oregon	34,979,597

Pennsylvania - 1.7%
	Dauphin County, PA:
1,500,000	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,105,005
2,400,000	IDA, Dauphin Consolidated Water Supply Co., 6.900% due 6/1/24 (a)	2,337,768
8,000,000	Erie, PA, Water Authority Revenue, FSA, 5.000% due 12/1/43	6,882,960
2,005,000	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25 (b)	2,218,693
1,150,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31 (b)	1,256,156
1,000,000	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	822,950
5,500,000	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	4,399,065
1,000,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	842,990

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Pennsylvania - 1.7% (continued)
$1,605,000	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA, 5.000% due 10/1/19	$1,640,759
	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue:
5,000,000	5.400% due 10/1/33	4,392,800
6,500,000	5.500% due 10/1/34 (a)	5,088,915
12,000,000	5.450% due 10/1/38	10,479,120
	Pennsylvania State Higher EFA Revenue:
985,000	Student Association Inc. Project, 6.750% due 9/1/32	849,267
1,000,000	UPMC Health Systems, 6.000% due 1/15/31	951,800
7,000,000	Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia Project, 6.000% due 6/15/28	6,904,800
3,000,000	Pennsylvania State, Turnpike Commission Revenue, 5.250% due 6/1/36	2,618,910
	Philadelphia, PA:
5,365,000	Gas Works Revenue, General Ordinance, AMBAC, 5.000% due 10/1/20	5,275,351
1,025,000	Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (c)	1,198,697

	Total Pennsylvania	59,266,006

Puerto Rico - 1.2%
	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue:
405,000	10.250% due 7/1/09 (c)	416,235
50,000,000	5.125% due 7/1/47	41,472,500
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	869,990
200,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., 6.250% due 6/1/26 (a)	82,126

	Total Puerto Rico	42,840,851

Rhode Island - 0.4%
3,270,000	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC, 5.000% due 4/1/24	3,049,112
3,900,000	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, 6.125% due 11/15/18	3,869,814
	Rhode Island State Economic Development Corp.:
3,000,000	Airport Revenue, FGIC, 6.000% due 7/1/28 (b)	3,205,710
3,400,000	Revenue, Providence Plaza Mall, Senior Notes, Radian, 6.125% due 7/1/20	3,400,340

	Total Rhode Island	13,524,976

South Carolina - 0.4%
350,000	Charleston County, SC, GO, Refunding & Capital Improvement, Unrefunded Balance, 5.250% due 5/1/21	354,582
7,195,000	Greenville County, SC, School District Installment Purchase, Refunding, Building Equity Sooner for Tomorrow, 6.000% due 12/1/20 (b)	8,194,098
	Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	Refunding Bonds, FGIC, 6.750% due 1/1/20 (c)	676,559
670,000	Unrefunded Balance, 6.750% due 1/1/20	698,080
1,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	729,000
2,470,000	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, MBIA, 5.250% due 4/1/26	2,401,383
2,960,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC, 5.000% due 10/1/23	2,803,682

	Total South Carolina	15,857,384

South Dakota - 0.1%
	South Dakota State, HEFA Revenue, Avera Health:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
South Dakota - 0.1% (continued)
$3,500,000	5.500% due 7/1/35	$2,581,740
3,000,000	5.250% due 7/1/38	2,092,650

	Total South Dakota	4,674,390

Tennessee - 2.9%
1,250,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives, 6.250% due 10/1/33	1,217,300
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	1,506,600
9,095,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	8,750,845
	Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC:
5,665,000	5.125% due 11/1/21 (b)	6,213,485
6,915,000	5.125% due 11/1/22 (b)	7,584,510
	Tennessee Energy Acquisition Corp., Gas Revenue:
7,000,000	5.000% due 2/1/22	4,812,220
33,100,000	5.250% due 9/1/22	24,622,759
1,100,000	5.000% due 2/1/23	741,026
10,000,000	5.250% due 9/1/23	7,313,100
5,040,000	5.250% due 9/1/24	3,610,152
9,000,000	5.250% due 9/1/26	6,272,010
26,500,000	5.000% due 2/1/27	16,750,650
10,930,000	Tennessee HDA, Mortgage Finance Program, 5.200% due 7/1/23	9,519,484
	Williamson County, TN, GO, Refunding:
1,500,000	5.000% due 3/1/18	1,535,370
1,895,000	Rural School, 5.000% due 3/1/18	1,939,684

	Total Tennessee	102,389,195

Texas - 7.0%
	Bexar County, TX:
1,500,000	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32 (b)	1,701,525
	Housing Finance Corp., MFH Revenue:
1,450,000	New Light Village, GNMA-Collateralized, 5.900% due 2/20/38	1,239,808
1,000,000	Waters at Northern Hills Apartments, MBIA, 6.050% due 8/1/36	750,780
23,950,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(e)	16,581,543
	Brazos River, TX, Harbor Navigation District:
4,000,000	BASF Corp. Project, 6.750% due 2/1/10	4,197,440
	Brazoria County Environmental, Dow Chemical Co. Project:
95,500,000	5.950% due 5/15/33 (a)(f)	72,888,465
5,000,000	6.625% due 5/15/33 (a)	4,192,950
	Dallas-Fort Worth, TX:
4,970,000	International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	1,885,817
3,000,000	International Airport Revenue, MBIA, 6.100% due 11/1/24 (a)	2,739,120
	El Paso County, TX, Housing Finance Corp., MFH Revenue:
3,000,000	American Village Communities, 6.375% due 12/1/32	2,638,020
2,390,000	La Plaza Apartments, 6.750% due 7/1/30	2,113,931
	Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,900,000	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	3,447,444
10,000	Single-Family Mortgage Revenue, Capital Appreciation, zero coupon bond to yield 8.192% due 6/1/21 (a)	3,634
1,775,000	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project, 5.500% due 5/1/15	1,520,483
4,235,000	Garza County, TX, Public Facility Corp., Project Revenue, 5.750% due 10/1/25	3,378,132

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Texas - 7.0% (continued)
$5,000,000	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)	$4,436,900
31,000,000	Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32	27,717,720
	Harris County, TX, Health Facilities Development Corp.:
2,410,000	Hospital, Texas Children’s Hospital Project, Revenue, 5.375% due 10/1/16 (c)	2,498,447
2,000,000	School Health Care System, Revenue, 5.750% due 7/1/27 (c)	2,094,160
1,000,000	Midland County, TX, Hospital District Revenue, Refunding, AMBAC, 5.375% due 6/1/16	991,560
2,000,000	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 7.875% due 11/15/26 (b)	2,316,580
60,000,000	North Texas Tollway Authority Revenue, 5.750% due 1/1/33	51,870,600
55,000	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	57,182
994,000	Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized, 6.650% due 7/20/42	915,862
1,550,000	Paris, TX, Water & Sewer Revenue, FGIC, 5.375% due 6/15/20	1,556,185
	SA Energy Acquisition, PFC, TX, Gas Supply Revenue:
21,000,000	5.500% due 8/1/23	15,888,810
2,000,000	5.500% due 8/1/25	1,474,060
17,595,000	5.500% due 8/1/26	12,808,104
2,500,000	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, 6.700% due 11/15/30 (b)	2,736,000
10,000	Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,523
3,235,000	Willacy County, TX, Local Government Corp. Revenue, Refunding Project, 6.000% due 9/1/10	3,091,204

	Total Texas	249,736,989

U.S. Virgin Islands - 0.2%
	University of the Virgin Islands, Refunding & Improvement, Bonds, ACA:
1,000,000	6.000% due 12/1/24	822,850
2,790,000	6.250% due 12/1/29	2,205,077
	Virgin Islands HFA:
170,000	Single-Family Mortgage Revenue, GNMA- Collateralized, 6.500% due 3/1/25 (a)	160,439
90,000	Single-Family Revenue, GNMA Mortgage-Backed Securities Program, GNMA-Collateralized, 6.450% due 3/1/16 (a)	83,617
	Virgin Islands PFA Revenue:
2,000,000	Senior Lien, ACA/CBI, 5.500% due 10/1/18	1,753,940
500,000	Subordinated Lien, 6.000% due 10/1/22	441,160
1,000,000	Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,002,310

	Total U.S. Virgin Islands	6,469,393

Utah - 0.0%
775,000	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (c)	960,271
625,000	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (c)	663,163

	Total Utah	1,623,434

Vermont - 0.2%
	Vermont Educational & Health Buildings Agency Revenue, Norwich University Project:
2,650,000	5.500% due 9/1/28 (b)	2,955,704
1,750,000	5.500% due 9/1/33 (b)	1,951,880

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT	SECURITY	VALUE
Vermont - 0.2% (continued)
$3,185,000	Vermont Housing Finance Agency, Single-Family, FSA, 5.000% due 11/1/34 (a)	$2,872,838

	Total Vermont	7,780,422

Virginia - 0.3%
4,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.875% due 6/1/17	4,072,840
185,000	Fairfax County, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, FHA, 5.900% due 6/15/17	183,651
5,000,000	Pittsylvania County, VA, GO, 5.750% due 2/1/30	4,951,250
1,460,000	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, 5.100% due 5/1/25	1,459,927

	Total Virginia	10,667,668

Washington - 0.2%
5,000,000	King County, WA, Public Hospital District Number 1, GO, 5.250% due 12/1/37	4,436,250
2,865,000	Port Longview, WA, Revenue, Refunding Bonds, 6.250% due 12/1/18 (a)	2,871,246
250,000	Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC/TCRS, 7.125% due 7/1/16	293,310

	Total Washington	7,600,806

West Virginia - 0.1%
575,000	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC, 9.250% due 11/1/11 (c)	630,695
5,000,000	West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., FSA, 5.500% due 6/1/33	4,438,500

	Total West Virginia	5,069,195

Wisconsin - 0.6%
3,275,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, 6.000% due 11/1/21 (a)	3,088,259
	Wisconsin Housing & EDA, Home Ownership Revenue:
4,360,000	5.625% due 3/1/31 (a)	3,488,262
12,000,000	4.950% due 9/1/31 (a)	8,566,440
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Healthcare Inc., 6.000% due 7/1/30	862,290
1,750,000	Aurora Health Care, 6.400% due 4/15/33	1,364,003
1,875,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,812,281
1,000,000	Medical College of Wisconsin Inc. Project, MBIA, 5.400% due 12/1/16	1,001,460

	Total Wisconsin	20,182,995

Wyoming - 0.7%
	Wyoming CDA, Housing Revenue:
12,420,000	5.500% due 12/1/33	11,238,982
14,000,000	5.625% due 12/1/38	12,569,900

	Total Wyoming	23,808,882

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,876,445,271)	3,555,241,245

SHORT-TERM INVESTMENTS - 0.0%
Massachusetts - 0.0%
200,000	Massachusetts State, GO, Central Artery, SPA-Landesbank Baden-Wuerttemburg, 1.000%, 12/1/08 (g)	200,000

New York - 0.0%
200,000	New York City, NY, MFA Water & Sewer System Revenue, Second General Resolution, Fiscal 2008, SPA-Fortis Bank SA, 0.950%, 12/1/08 (g)	200,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

TOTAL SHORT-TERM INVESTMENTS (Cost - $400,000)	400,000

TOTAL INVESTMENTS - 99.2% (Cost - $3,876,845,271#)	3,555,641,245
Other Assets in Excess of Liabilities - 0.8%	27,259,589

TOTAL NET ASSETS - 100.0%	$3,582,900,834

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(h)	Security is issued on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

ABAG - Association of Bay Area Governor

ACA - American Capital Assurance - Insured Bonds

AMBAC - Ambac Assurance Corporation - Insured Bonds

CBI - Certificate of Bond Insurance

CDA - Community Development Authority

COP - Certificate of Participation

DFA - Development Finance Agency

EDA - Economic Development Authority

EFA - Educational Facilities Authority

FGIC - Financial Guaranty Insurance Company - Insured Bonds

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance - Insured Bonds

GNMA - Government National Mortgage Association

GO - General Obligation

GTD - Guaranteed

HDA - Housing Development Agency

HDC - Housing Development Corporation

HEFA - Health & Educational Facilities Authority

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

IFA - Industrial Finance Agency

ISD - Independent School District

LIQ - Liquidity Facility

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds

MFA - Municipal Finance Authority

MFH - Multi-Family Housing

MTA - Metropolitan Transportation Authority

PCR - Pollution Control Revenue

PFA - Public Facilities Authority

PFC - Public Facilities Corporation

PSFG - Permanent School Fund Guaranty

Q-SBLF - Qualified School Board Loan Fund

RDA - Redevelopment Agency

Radian - Radian Asset Assurance

SPA - Standby Bond Purchase Agreement - Insured Bonds

TCRS - Transferable Custodial Receipts

TOB - Tender Option Bonds Structure

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

USD - Unified School District

VHA - Veterans Health Administration

Summary of Investments by Industry * (unaudited)

Hospitals	17.5%
Pre-Refunded/Escrowed to Maturity	14.3
Industrial Development	12.0
Transportation	11.0
Housing	10.0
Electric	8.9
Education	8.2
Other Revenue	4.2
Special Tax	4.1
Leasing	3.0
Local General Obligation	2.5
Water & Sewer	2.4
Resource Recovery	1.5
State General Obligation	0.4

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2008 and are subject to change.

Ratings Table† (unaudited)

S&P/Moody’s/Fitch‡
AAA/Aaa	27.6%
AA/Aa	37.9
A	22.8
BBB/Baa	6.3
BB/Ba	0.7
B	0.2
CCC/Caa	0.5
NR	4.0

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 25 and 26 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

25

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

26

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Managed Municipals Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts as a hedging technique in an attempt to manage risk in the Fund’s portfolio, as a substitute for buying or selling securities, as a cash flow management technique or for purposes of enhancing returns. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

27

Notes to Schedule of Investments (unaudited) (continued)

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$3,555,641,245	—	$3,555,641,245	—
Other Financial Instruments*	(9,897,580)	$(9,897,580)	—	—

Total	$3,545,743,665	$(9,897,580)	$3,555,641,245	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$54,193,002
Gross unrealized depreciation	(375,397,028)

Net unrealized depreciation	$(321,204,026)

At November 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	6,334	3/09	$797,588,451	$807,486,031	$(9,897,580)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

28

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 23, 2009

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 23, 2009